Equity - Summary of Capital Stock (Detail) shares in Millions, $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 TWD ($) shares
Disclosure of classes of share capital [abstract]
Authorized shares	28,050.0	28,050.0	28,050.0
Authorized capital | $	$ 280,500.0		$ 280,500.0
Issued and paid shares	25,930.3	25,930.3	25,930.3
Issued capital	$ 259,303.8	$ 8,669.5	$ 259,303.8